Employees - Summary of Principal Defined Benefit Liabilities and Split of Liabilities Between Different Categories of Plan Participants (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
UK
Disclosure of defined benefit plans [line items]
Duration (years)	12 years	12 years
The Netherlands
Disclosure of defined benefit plans [line items]
Duration (years)	14 years	14 years
Rest of world
Disclosure of defined benefit plans [line items]
Duration (years)	10 years	10 years
Top of range
Disclosure of defined benefit plans [line items]
Duration (years)	23 years	22 years
Bottom of range
Disclosure of defined benefit plans [line items]
Duration (years)	0 years	0 years
Active members
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	13.00%	12.00%
Active members | UK
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	8.00%	7.00%
Active members | The Netherlands
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	7.00%	7.00%
Active members | Rest of world
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	23.00%	23.00%
Deferred members
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	27.00%	27.00%
Deferred members | UK
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	30.00%	31.00%
Deferred members | The Netherlands
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	38.00%	38.00%
Deferred members | Rest of world
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	15.00%	14.00%
Retired members
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	60.00%	61.00%
Retired members | UK
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	62.00%	62.00%
Retired members | The Netherlands
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	55.00%	55.00%
Retired members | Rest of world
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	62.00%	63.00%